CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

SCHEDULE OF INVESTMENTS
March 31, 2022
(Unaudited)

	SHARES	VALUE		SHARES	VALUE
COMMON STOCKS: 98.9%
BANKS: 8.2%			PHARMACEUTICALS & BIOTECHNOLOGY: 7.2%
Bank of America Corp.	42,257	$ 1,741,834	Johnson & Johnson	50,730	$ 8,990,878
JPMorgan Chase & Co.	87,492	11,926,909	Merck & Co., Inc.	64,896	5,324,717
Wells Fargo & Co.	59,341	2,875,665	Organon & Co.	6,490	226,696
		16,544,408			14,542,291
CAPITAL GOODS: 6.2%
3M Co.	20,735	3,087,027	RETAILING: 4.1%
Emerson Electric Co.	86,366	8,468,186	Amazon.com, Inc.*	897	2,924,175
General Electric Co.	10,135	927,353	Home Depot, Inc.	17,648	5,282,576
Westinghouse Air Brake Technologies Corp.	436	41,930			8,206,751
		12,524,496
			SEMICONDUCTORS: 4.2%
CONSUMER DURABLES & APPAREL: 1.2%			Intel Corp.	170,002	8,425,299
NIKE, Inc.	18,609	2,504,027			8,425,299
		2,504,027	SOFTWARE & SERVICES: 10.4%
			Check Point Software Technologies Ltd. *^	34,204	4,729,045
DIVERSIFIED FINANCIALS: 8.1%			Microsoft Corp.	38,394	11,837,254
Moody's Corp.	48,871	16,489,564	Oracle Corp.	53,348	4,413,480
		16,489,564			20,979,779

ENERGY: 3.4%			TECHNOLOGY, HARDWARE & EQUIPMENT: 5.6%
Exxon Mobil Corp.	51,438	4,248,264	Apple, Inc.	57,561	10,050,726
Schlumberger Ltd. ^	62,125	2,566,384	Cisco Systems, Inc.	21,224	1,183,450
		6,814,648			11,234,176

FOOD & STAPLES RETAILING: 1.2%			TRANSPORTATION: 9.2%
Walmart, Inc.	16,094	2,396,718	Union Pacific Corp.	68,366	18,678,275
		2,396,718			18,678,275
			Total Common Stocks
FOOD, BEVERAGE & TOBACCO: 4.0%			(Cost: $21,753,200)		199,959,798
Altria Group, Inc.	13,542	707,570
Kraft Heinz Co.	3,165	124,669	* Non-Income Producing
Mondelez International, Inc.	9,405	590,446	^ Foreign Issued Security
PepsiCo, Inc.	32,829	5,494,918
Philip Morris International, Inc.	13,542	1,272,135	TOTAL INVESTMENT IN SECURITIES
		8,189,738	(Cost: $21,753,200)	98.9%	$ 199,959,798
			Other assets	1.4%	2,859,188
HEALTH CARE EQUIPMENT & SERVICES: 5.8%			Other liabilities	(0.3)%	(620,688)
Abbott Laboratories	98,563	11,665,917	NET ASSETS
		11,665,917	(Applicable to 207,404 partnership shares outstanding)	100.0%	$ 202,198,298
			Net Asset Value Per Share		$ 974.90
MATERIALS: 7.6%
Air Products and Chemicals, Inc.	44,225	11,052,270	Net assets applicable to shares owned by:
Cabot Corp.	64,783	4,431,805	Limited partners
		15,484,075	(207,361 shares)		$ 202,156,377
			Managing general partners
MEDIA & ENTERTAINMENT: 12.5%			(43 shares)		41,921
Alphabet, Inc. Class A*	2,283	6,349,822	NET ASSETS		$ 202,198,298
Comcast Corp. Class A	177,470	8,309,145
Walt Disney Co. *	65,094	8,928,293
ViacomCBS, Inc. Class B	44,760	1,692,376
		25,279,636

For purposes of this report, the securities in the portfolio have been organized by their respective Global Industry Classification Standard (GICS®) code. GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2022
(Unaudited)

(A)	SECURITY VALUATIONS

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID-19 are becoming more widely available, the future impact of COVID-19 is currently unknown, and the pace of recovery may vary from market to market, which may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Securities listed or traded on an exchange are valued generally at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, valued at the closing bid price on that day. Each security reported on the NASDAQ Stock Market, Inc. is valued at the NASDAQ Official Close Price. Securities for which market quotations are not readily available or are believed to be unreliable are valued at fair value as determined in good faith using methods approved by the Managing General Partners. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

Fair Value Measurements—The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described below:

•	Level 1	—	quoted prices in active markets for identical securities
•	Level 2	—	other significant observable inputs (including quoted prices for identical securities in active markets and for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

NOTES TO SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2022
(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

The following is a summary of inputs used, as of March 31, 2022, in valuing the Fund’s investments carried at value:

	Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Common Stocks*	$199,959,798	$199,959,798	$-	$-

*	See details of industry breakout in the Schedule of Investments.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.